Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2024	¥ 82,311
2025	75,506
2026	75,992
2027	74,496
2028	76,348
2029-2033	¥ 330,309